UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
The New Economy Fund, Class R-6	5,359,785	$210,372
New Perspective Fund, Class R-6	8,262,897	315,560
New World Fund, Inc., Class R-6	3,452,452	210,392
		736,324
Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	6,760,086	315,561
Total investment securities 100.0% (cost: $952,530,000)		1,051,885
Other assets less liabilities 0.0%		(383)
Net assets 100.0%		$1,051,502
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$99,250
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	99,250
Cost of investment securities	952,635
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
AMCAP Fund, Class R-6	19,404,865	$551,486
EuroPacific Growth Fund, Class R-6	9,228,346	459,572
SMALLCAP World Fund, Inc., Class R-6	5,558,530	275,759
		1,286,817
Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	10,427,042	551,486
Total investment securities 100.0% (cost: $1,660,350,000)		1,838,303
Other assets less liabilities 0.0%		(699)
Net assets 100.0%		$1,837,604
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$177,761
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	177,761
Cost of investment securities	1,660,542
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 20.0%	Shares	Value (000)
The Growth Fund of America, Class R-6	14,510,547	$651,088
Growth-and-income funds 39.9%
Capital World Growth and Income Fund, Class R-6	13,948,401	651,112
The Investment Company of America, Class R-6	16,746,097	651,088
		1,302,200
Equity-income and Balanced funds 25.0%
Capital Income Builder, Class R-6	13,549,861	815,295
Bond funds 15.1%
Capital World Bond Fund, Class R-6	23,619,459	493,411
Total investment securities 100.0% (cost: $2,961,818,000)		3,261,994
Other assets less liabilities 0.0%		(1,152)
Net assets 100.0%		$3,260,842
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$300,084
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	300,084
Cost of investment securities	2,961,910
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 19.9%	Shares	Value (000)
New Perspective Fund, Class R-6	12,781,678	$488,132
Growth-and-income funds 29.9%
Capital World Growth and Income Fund, Class R-6	7,833,178	365,653
Washington Mutual Investors Fund, Class R-6	8,966,472	365,653
		731,306
Equity-income and Balanced funds 24.9%
American Balanced Fund, Class R-6	24,417,658	610,686
Bond funds 25.3%
The Bond Fund of America, Class R-6	48,700,274	619,467
Total investment securities 100.0% (cost: $2,239,785,000)		2,449,591
Other assets less liabilities 0.0%		(1,040)
Net assets 100.0%		$2,448,551
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$209,705
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	209,705
Cost of investment securities	2,239,886
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth-and-income funds 19.9%	Shares	Value (000)
American Mutual Fund, Class R-6	12,110,885	$435,265
Equity-income and Balanced funds 39.8%
Capital Income Builder, Class R-6	7,232,401	435,174
The Income Fund of America, Class R-6	20,282,629	435,265
		870,439
Bond funds 40.3%
American High-Income Trust, Class R-6	38,757,034	439,505
U.S. Government Securities Fund, Class R-6	31,729,133	440,717
		880,222
Total investment securities 100.0% (cost: $2,056,626,000)		2,185,926
Other assets less liabilities 0.0%		(942)
Net assets 100.0%		$2,184,984
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
U.S. Government Securities Fund, Class R-6	21,236,828	10,499,699	7,394	31,729,133	$4,035	$440,717
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$134,703
Gross unrealized depreciation on investment securities	(5,506)
Net unrealized appreciation on investment securities	129,197
Cost of investment securities	2,056,729
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth-and-income funds 49.6%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	2,277,689	$106,323
Washington Mutual Investors Fund, Class R-6	2,607,536	106,335
		212,658
Tax-exempt bond funds 50.4%
American High-Income Municipal Bond Fund, Class R-6	7,093,314	107,960
The Tax-Exempt Bond Fund of America, Class R-6	8,355,230	107,950
		215,910
Total investment securities 100.0% (cost: $396,543,000)		428,568
Other assets less liabilities 0.0%		(127)
Net assets 100.0%		$428,441
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$31,633
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	31,633
Cost of investment securities	396,935
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Bond funds 100.0%	Shares	Value (000)
The Bond Fund of America, Class R-6	9,050,256	$115,119
Intermediate Bond Fund of America, Class R-6	17,016,889	230,238
Short-Term Bond Fund of America, Class R-6	23,023,851	230,239
Total investment securities 100.0% (cost: $579,939,000)		575,596
Other assets less liabilities 0.0%		(280)
Net assets 100.0%		$575,316
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
Short-Term Bond Fund of America, Class R-6	19,589,349	4,286,932	852,430	23,023,851	$983	$230,239
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(5,595)
Net unrealized depreciation on investment securities	(5,595)
Cost of investment securities	581,191
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2014
unaudited
Fund investments Tax-exempt bond funds 100.0%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	8,259,262	$132,974
The Tax-Exempt Bond Fund of America, Class R-6	4,410,906	56,989
Total investment securities 100.0% (cost: $191,434,000)		189,963
Other assets less liabilities 0.0%		(69)
Net assets 100.0%		$189,894
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(2,453)
Net unrealized depreciation on investment securities	(2,453)
Cost of investment securities	192,416
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2014, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0914O-S42138	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 26, 2014